Share Based Compensation Expenses	12 Months Ended
Jun. 30, 2024
Share Based Compensation Expenses [Abstract]
Share based compensation expenses
15.	Share based compensation expenses

Share based compensation expenses for periods prior to the Reorganization were related to the share options or restricted shares granted by Predecessors to the employees, management and the founders. For the years ended June 30, 2022, 2023 and 2024, total share-based compensation expenses that pushed down to the Company from the Predecessors, were RMB100,988, nil and nil, respectively.

	For the years ended June 30,
	2022	2023	2024
	RMB	RMB	RMB

(a) Share options issued by Predecessors to employees	100,629	-	-
(b) Share options issued by Company to employees	190,370	191,583	27,757
(c) Restriction of ordinary shares held by the Founder	430	49	-
Total	291,429	191,632	27,757

(a)	Share options issued by the Predecessors

On April 23, 2018, WN adopted the 2018 WN Share Incentive Plan (the “2018 WN Plan”), whereby the maximum aggregate number of ordinary shares that can be issued under the 2018 WN Plan was 22,317,118 shares.

From July 1, 2018 to April 1, 2021, WN granted several batches of options to employees pursuant to the 2018 WN Plan. These options were to be vested in four equal installments, with 25% of the total options becoming vested on each of the first, second, third and fourth anniversary of the vesting commencement date with certain performance conditions including completion of an IPO (the “IPO condition”).

On May 31, 2021, EW adopted the 2021 EW Global Share Plan (the “2021 EW Plan”), whereby the maximum aggregate number of ordinary shares that can be issued under the 2021 EW Plan was 21,717,118 shares.

On May 31, 2021, in connection with the Step 1 Reorganization, the outstanding share options of WN were replaced by the options issued by EW under the 2021 EW Plan, with the IPO condition removed, which was accounted for as a modification. In accordance with ASC 718, such modification was a Type III modification because the original condition is not expected to be satisfied as of the modification date. The incremental fair value of the 14,358,812 shares options is equal to the fair value of the modified awards amounting to RMB253,673. The Group recognized the incremental value for vested awards amounting to RMB35,617 on May 31, 2021 and the incremental value for unvested awards over the remaining vesting period.

From July 1, 2021 to May 31, 2022, EW granted several batches of options to employees pursuant to the 2021 EW Plan. These options were to be vested in four equal installments, with 25% of the total options becoming vested on each of the first, second, third and fourth anniversary of the vesting commencement date with certain performance conditions.

(b)	Share options issued by the Company

On May 31, 2022, the Company adopted the 2021 Global Share Plan (the “2021 Plan”), whereby the maximum aggregate number of ordinary shares that can be issued under the 2021 Plan was 21,717,118 shares. On December 20, 2022, the Company’s board of directors authorized an expansion of the reserved shares pool for the 2021 Global Share Plan with an addition number of 16,523,627 ordinary shares.

On May 31, 2022, in connection with the Step 2 Reorganization, the outstanding share options of EW were replaced by the options issued by the Company under the 2021 Plan. As the options issued by EW did not contain a mandatory equitable adjustment provision, the value of the EW awards immediately before the modification declined significantly, and the modification resulted in incremental fair value because the fair value immediately after modification reflected the new equitable adjustments to the award’s terms, which increased its value relative to the EW award that were not adjusted. Thus the modification did not meet the scope exception of modification accounting under ASC 718, and since the options either contained service condition only, or contained performance condition that is considered probable to be satisfied, such modification was accounted for as a Type I probable-to-probable modification, and the compensation cost was recognized based on the original grant-date fair value of the EW award plus the incremental fair value resulting from the modification. The Group recognized the incremental value for vested awards amounting to RMB117,520 on May 31, 2022, which was reflected in the financial statements for the quarter ended June 30, 2022, and the incremental value for unvested awards over the remaining vesting period.

On August 31, 2022, the Company granted 70,000 share options to employees pursuant to the 2021 Plan. These options were to be vested in four equal installments, with 25% of the total options becoming vested on each of the first, second, third and fourth anniversary of the vesting commencement date with certain performance conditions.

On November 30, 2022, the Company granted 3,305,000 share options to employees pursuant to the 2021 Plan, with the same vesting conditions with those granted in August 2022. In addition, made following modifications of the previously granted awards:

●	The Company reduced the exercise prices of 7,190,000 share options granted to employees before September 30, 2022 under the 2021 Plan, and all other terms of these options remain unchanged. The incremental fair value resulted from the modification of these share options was RMB17,224, of which RMB7,460 was recognized immediately upon the modification.

●	500,000 share options previously granted to an executive officer was accelerated vested and the incremental fair value from the modification was RMB6,449, which was wholly recognized upon the modification.

A summary of activities of share options of the Company for the years ended June 30, 2022, 2023 and 2024 is presented below:

	Options Outstanding	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value (RMB)

Outstanding as of July 1, 2021	14,318,812	0.3229	8.70	254,748
Granted	2,958,000	0.8000
Forfeited	(1,566,500)	0.5841
Outstanding as of June 30, 2022	15,710,312	0.3861	7.90	346,142
Options vested and exercisable as of June 30, 2022	7,478,922	0.2041	7.23	173,915

Outstanding as of July 1, 2022	15,710,312	0.3861	7.9	346,142
Granted	3,375,000	0.1270
Forfeited	(860,061)	0.5991
Outstanding as of June 30, 2023	18,225,251	0.1831	9.01	346,378
Options vested and exercisable as of June 30, 2023	10,478,605	0.1484	8.92	201,781

Outstanding as of July 1, 2023	18,225,251	0.1831	9.01	346,378
Granted	4,217,652	0.4066
Exercised	(1,852,806)	0.2261
Forfeited	(2,807,954)	0.2507
Expired	(120,003)	0.7162
Outstanding as of June 30, 2024	17,662,140	0.2176	8.37	44,127
Options vested and exercisable as of June 30, 2024	11,871,925	0.1573	8.01	34,836

There were 2,298,000, 3,375,000 and 4,217,652 options granted for the years ended June 30, 2022, 2023 and 2024. The weighted average grant date fair value of options granted for the years ended June 30, 2022, 2023 and 2024 were US$2.56, US$3.77 and US$0.39 per share, respectively.

For the years ended June 30, 2022, 2023 and 2024, share-based compensation expenses recognized associated with share options granted by the Predecessors to employees of the Listing Businesses and allocated to the Company were RMB100,629, nil and nil. For the year ended June 30, 2023 and 2024, share-based compensation expenses recognized associated with share options granted to employees by the Company were RMB191,583 and RMB27,757.

On May 31, 2022, the Company granted 510,500 share options to employees of the Group’s related parties controlled by the same shareholders with the Company under the 2021 Plan, to replace their outstanding EW share options. On December 29, 2023, the Company granted 57,791 share options to employees of the Group’s related parties controlled by the same shareholders with the Company under the 2021 Plan. As of June 30, 2023 and 2024, 274,500 and 230,577 share options of the Company were held by the employees of the Group’s related parties with the weighted average exercise price of US$0.61 and US$0.66 per option and weighted average remaining contractual years of 8.92 and 8.23 years, out of which 141,750 and 144,382 options were vested and exercisable with the weighted average exercise price of US$0.55 and US$0.69 per option and weighted average remaining contractual years of 8.92 and 8.03 years. The aggregate intrinsic value of the outstanding options as of June 30, 2023 and 2024 are RMB4,364 and RMB49 respectively. The aggregate intrinsic value of the exercisable options as of June 30, 2023 and 2024 are RMB2,319 and RMB11 respectively. The share awards were measured based on the fair value as of May 31, 2022. The share options granted to employees of the Group’s related parties were accounted for as deemed dividend from the Company to its shareholders, as these employees of the related parties do not provide services to the Company. The amount recognized as deemed dividend was RMB10,365, nil and nil for the years ended June 30, 2022, 2023 and 2024, respectively.

As of June 30, 2022, 2023 and 2024, there were RMB227,395, RMB119,847 and RMB38,162 of unrecognized share-based compensation expenses related to the share options granted. The expenses are expected to be recognized over a weighted-average period of 2.39 years, 1.46 years and 1.99 years, which may be adjusted for future change in forfeitures.

The estimated fair value of each option grant is estimated on the date of grant using the Binominal option-pricing model with the following assumptions:

	For the years ended June 30,
	2022	2023	2024

Expected volatility	44.04%-45.32%	46.00%-48.00%	81.85%-83.12%
Risk-free interest rate (per annum)	1.48%-2.39%	3.15%-3.80%	3.84%-4.27%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	10	10	10
Fair value of the underlying shares on the date of option grants (US$)	3.08-3.87	3.80-3.93	0.53-1.20

The use of a valuation model requires the Company to make certain assumptions of Predecessors with respect to selected model inputs. The expected volatility is calculated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable companies. The risk-free interest rate is estimated based on the yield to maturity of US treasury bonds based on the expected term of the incentive shares. Predecessors has not declared or paid any cash dividends on its capital stock and does not anticipate any dividend payments on its ordinary shares in the foreseeable future.

(c) Restriction of ordinary shares held by the Founder

On April 25, 2017, in connection with Series A preferred shares purchase agreement of Witty network, Witty Time limited (“Founder Co.”) and its three shareholders, the Founder of the Group and two co-founders, entered into a restricted share agreement with Witty network, agreed to place all of their 63,000,200 ordinary shares into escrow to be released back to them only if specified service criteria are met (the “Restricted Shares”). 25% of the Restricted Shares shall be vested after the first anniversary of April 25, 2017, and the remaining 75% of the Restricted Shares shall be vested annually in equal installments over the next three years.

Before April 25, 2018, two co-founders no longer served Witty network and therefore the initial grant of shares has been forfeited. All the 20,353,910 Restricted Shares granted to the two co-founders were repurchased by Witty network, at the price of US$0.0001 per share.

On April 25, 2018, Witty network granted 13,036,792 Ordinary Shares to Founder Co. which is owned by the Founder, for which 25% became vested immediately, and the remaining shall vest every year thereafter in three equal installments. As such, 55,683,082 Restricted Shares were granted to the Founder, of which 25% were vested on April 25, 2018, and the remaining 75% shall vest every year thereafter in three equal installments.

On August 13, 2020, Witty network repurchased 1,640,444 Restricted Shares which have been vested, at the price of US$1.18 per share. The fair value of ordinary shares was US$0.49 per share. The difference between the repurchase price and fair value of the ordinary shares at the time of the repurchase was recorded as compensation expenses. The remaining shares were re-designated as Class B ordinary shares subject to the original restriction terms.

On September 1, 2020, 600,000 vested share options held by individual managers were purchased by the Founder with US$0.85 per share option. Witty network did not receive any proceeds from this transaction. At the time of the purchase, the IPO condition attached to these options was removed, that is, the options received by the Founder were immediately exercisable. In accordance with ASC 718, the removal of the IPO condition was accounted for as a Type III modification because the original condition was not expected to be satisfied as of the modification date. Therefore, the difference between the purchase price and fair value of these options before modification, which approximately equaled the purchase price, was recorded as share based compensation expenses. In November 2020, these options were approved by the board to be exercised as 600,000 Class A ordinary shares, and the Founder agreed with Witty network to classify 150,000, out of the 600,000 Class A ordinary shares as additional Restricted Shares, with 50% of these shares vested on August 13, 2021 and 2022 respectively. In addition, the Founder further agreed with Witty network that 410,111 Class B ordinary shares of the previously granted Restricted Shares were vested immediately, while the remaining 13,510,660 Class B ordinary shares, being the unvested Restricted Shares, were also modified with 50% vested on August 13, 2021 and 2022 respectively. Such modification did not have any material impact on the fair value of these share options.

On May 31, 2021, all of the then outstanding restricted shares were issued by EW to Founder Co. to replicate the number and terms of restricted shares originally issued by Witty network. On May 31, 2022, all of the then outstanding restricted shares were issued by the Company to Founder CO. to replicate the number and terms of restricted shares originally issued by EW.

On June 1, 2022, the remaining 75,000 shares of these unvested restricted shares were approved to be vested immediately, and the remaining RMB71 of share-based compensation expenses were recognized immediately.

On August 13, 2022, all of the remaining 6,755,330 restricted shares were fully vested.

Such restriction is deemed as a compensatory arrangement for services to be provided by the Founder, and therefore accounted for as a share-based compensation arrangement. The share-based compensation expenses related to restricted shares are recognized on a graded vesting basis.

A summary of activities of restricted shares for the years ended June 30, 2022 and 2023 is presented below. There were no activities of restricted shares for the year ended June 30, 2024:

	Number of shares	Weighted- Average Grant Date Fair Value (in US$)

Unvested at July 1, 2021	13,660,660	0.07
Granted	-	-
Vested	(6,905,330)	0.08
Unvested at June 30, 2022	6,755,330	0.06

Unvested at July 1, 2022	6,755,330	0.06
Vested	(6,755,330)	0.06
Unvested at June 30, 2023	-	-